Remuneration of key management - Remuneration of group leadership team (Details) - Group leadership team - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Short-term benefits	€ 13	€ 17	€ 20
Post-employment benefits	1	1	2
Share-based payments	13	13	12
Termination benefits	0	1	0
Total	€ 27	€ 32	€ 34